Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Accounting Policies [Abstract]
Unrealized Loss on Investments	$ (73,125)	$ 0
Allowance for Doubtful Accounts Receivable	119,296	24,735
Accounts payable offset by accounts receivable	$ 238,072	$ 0